Balance Sheets Details - Schedule of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid R&D costs	$ 3,489	$ 2,467
Prepaid insurance and service contracts	2,570	1,860
Tax receivable	771	104
Other	986	230
Total	$ 7,816	$ 4,661